American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Mid Cap Value ETF (AVMV)
November 30, 2023

Avantis U.S. Mid Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.4%
BWX Technologies, Inc.	336	26,218
Air Freight and Logistics — 1.3%
CH Robinson Worldwide, Inc.	280	22,974
Expeditors International of Washington, Inc.	574	69,075
		92,049
Automobile Components — 1.2%
Autoliv, Inc.	280	29,014
BorgWarner, Inc.	854	28,771
Lear Corp.	217	29,024
		86,809
Automobiles — 0.3%
Thor Industries, Inc.	203	20,111
Banks — 8.3%
Bank OZK	364	15,237
BOK Financial Corp.	77	5,526
Citizens Financial Group, Inc.	1,386	37,796
Comerica, Inc.	497	22,474
Commerce Bancshares, Inc.	315	15,930
Cullen/Frost Bankers, Inc.	196	19,265
East West Bancorp, Inc.	483	30,390
Fifth Third Bancorp	2,219	64,240
First Horizon Corp.	994	12,713
Huntington Bancshares, Inc.	4,886	55,016
KeyCorp	2,982	36,947
M&T Bank Corp.	511	65,495
New York Community Bancorp, Inc.	2,569	24,174
Pinnacle Financial Partners, Inc.	273	19,812
Popular, Inc.	245	18,079
Regions Financial Corp.	3,003	50,090
SouthState Corp.	231	17,106
Webster Financial Corp.	588	26,372
Western Alliance Bancorp	434	22,230
Wintrust Financial Corp.	217	18,590
Zions Bancorp NA	616	21,948
		599,430
Beverages — 0.8%
Coca-Cola Consolidated, Inc.	21	15,425
Molson Coors Beverage Co., Class B	630	38,770
National Beverage Corp.(1)	77	3,661
		57,856
Biotechnology — 0.5%
United Therapeutics Corp.(1)	161	38,640
Broadline Retail — 0.1%
Dillard's, Inc., Class A	14	4,859
Building Products — 5.2%
A O Smith Corp.	441	33,234
Advanced Drainage Systems, Inc.	301	36,454
Builders FirstSource, Inc.(1)	427	57,265
Carlisle Cos., Inc.	203	56,923

Lennox International, Inc.	133	54,086
Owens Corning	385	52,198
Simpson Manufacturing Co., Inc.	168	28,051
Trex Co., Inc.(1)	385	27,054
UFP Industries, Inc.	273	29,929
		375,194
Capital Markets — 5.3%
Evercore, Inc., Class A	133	19,624
LPL Financial Holdings, Inc.	259	57,576
MarketAxess Holdings, Inc.	63	15,128
Northern Trust Corp.	630	49,927
Raymond James Financial, Inc.	637	66,981
SEI Investments Co.	378	22,177
State Street Corp.	882	64,227
Stifel Financial Corp.	308	18,794
T. Rowe Price Group, Inc.	672	67,287
		381,721
Chemicals — 5.1%
Albemarle Corp.	392	47,538
CF Industries Holdings, Inc.	763	57,339
Eastman Chemical Co.	448	37,556
LyondellBasell Industries NV, Class A	980	93,198
Mosaic Co.	875	31,404
NewMarket Corp.	28	14,854
Olin Corp.	427	20,129
RPM International, Inc.	462	47,553
Westlake Corp.	133	17,076
		366,647
Commercial Services and Supplies — 0.4%
Clean Harbors, Inc.(1)	196	31,685
Construction and Engineering — 0.9%
Comfort Systems USA, Inc.	126	24,391
EMCOR Group, Inc.	189	40,166
		64,557
Construction Materials — 0.3%
Eagle Materials, Inc.	133	24,080
Consumer Finance — 2.5%
Ally Financial, Inc.	973	28,431
Credit Acceptance Corp.(1)	14	6,398
Discover Financial Services	875	81,375
OneMain Holdings, Inc.	413	17,470
Synchrony Financial	1,421	45,984
		179,658
Consumer Staples Distribution & Retail — 1.3%
Casey's General Stores, Inc.	140	38,556
Dollar Tree, Inc.(1)	399	49,313
Kroger Co.	119	5,268
		93,137
Containers and Packaging — 3.0%
AptarGroup, Inc.	231	29,312
Graphic Packaging Holding Co.	917	20,788
International Paper Co.	1,225	45,251
Packaging Corp. of America	357	59,980
Sonoco Products Co.	343	18,920

Westrock Co.	1,071	44,093
		218,344
Distributors — 0.6%
Pool Corp.	133	46,194
Diversified Telecommunication Services — 0.3%
Frontier Communications Parent, Inc.(1)	511	11,186
Iridium Communications, Inc.	217	8,268
		19,454
Electrical Equipment — 0.5%
Acuity Brands, Inc.	112	20,077
Atkore, Inc.(1)	154	20,005
		40,082
Electronic Equipment, Instruments and Components — 3.4%
Arrow Electronics, Inc.(1)	189	22,408
Corning, Inc.	2,828	80,570
Flex Ltd.(1)	1,778	45,250
Insight Enterprises, Inc.(1)	140	21,199
Jabil, Inc.	546	62,965
TD SYNNEX Corp.	182	17,952
		250,344
Energy Equipment and Services — 1.5%
ChampionX Corp.	658	19,292
Patterson-UTI Energy, Inc.	1,421	16,640
TechnipFMC PLC	1,526	31,619
Valaris Ltd.(1)	210	14,406
Weatherford International PLC(1)	259	23,489
		105,446
Financial Services — 1.0%
Enact Holdings, Inc.	105	2,909
Equitable Holdings, Inc.	1,204	36,951
Essent Group Ltd.	336	16,242
MGIC Investment Corp.	959	16,869
		72,971
Food Products — 0.3%
Bunge Global SA	9	989
Ingredion, Inc.	210	21,523
		22,512
Ground Transportation — 2.3%
JB Hunt Transport Services, Inc.	308	57,063
Landstar System, Inc.	140	24,171
Ryder System, Inc.	217	23,249
Saia, Inc.(1)	112	43,724
U-Haul Holding Co.(1)	35	1,981
U-Haul Holding Co.	378	20,469
		170,657
Health Care Providers and Services — 1.4%
Ensign Group, Inc.	196	20,986
Molina Healthcare, Inc.(1)	217	79,326
		100,312
Hotels, Restaurants and Leisure — 4.2%
Boyd Gaming Corp.	196	11,574
Carnival Corp.(1)	4,536	68,312
Churchill Downs, Inc.	140	16,208
Darden Restaurants, Inc.	413	64,622

Norwegian Cruise Line Holdings Ltd.(1)	1,477	22,554
Royal Caribbean Cruises Ltd.(1)	931	100,045
Texas Roadhouse, Inc.	196	22,062
		305,377
Household Durables — 2.8%
Meritage Homes Corp.	147	20,771
Mohawk Industries, Inc.(1)	133	11,745
NVR, Inc.(1)	7	43,088
PulteGroup, Inc.	854	75,511
Taylor Morrison Home Corp.(1)	420	18,942
Toll Brothers, Inc.	420	36,074
		206,131
Independent Power and Renewable Electricity Producers — 1.1%
AES Corp.	1,246	21,444
Clearway Energy, Inc., Class A	56	1,326
Clearway Energy, Inc., Class C	154	3,845
Vistra Corp.	1,540	54,531
		81,146
Insurance — 7.3%
American Financial Group, Inc.	238	27,225
Arch Capital Group Ltd.(1)	1,099	91,975
Axis Capital Holdings Ltd.	294	16,564
CNA Financial Corp.	70	2,949
Everest Group Ltd.	133	54,603
Globe Life, Inc.	287	35,338
Hartford Financial Services Group, Inc.	1,071	83,709
Kinsale Capital Group, Inc.	77	26,958
Loews Corp.	574	40,347
Old Republic International Corp.	819	24,005
Primerica, Inc.	126	26,398
Reinsurance Group of America, Inc.	210	34,243
Unum Group	560	24,080
W R Berkley Corp.	602	43,675
		532,069
Leisure Products — 0.5%
Brunswick Corp.	252	19,875
Polaris, Inc.	217	17,896
		37,771
Machinery — 3.1%
AGCO Corp.	245	27,815
Donaldson Co., Inc.	434	26,404
Graco, Inc.	595	48,064
Lincoln Electric Holdings, Inc.	196	38,820
Mueller Industries, Inc.	441	18,315
Snap-on, Inc.	182	49,993
Timken Co.	224	16,218
		225,629
Media — 0.6%
Fox Corp., Class A	1,008	29,776
Fox Corp., Class B	553	15,296
		45,072
Metals and Mining — 3.4%
ATI, Inc.(1)	462	20,305
Cleveland-Cliffs, Inc.(1)	1,988	34,114

Commercial Metals Co.	462	20,943
Reliance Steel & Aluminum Co.	217	59,731
Steel Dynamics, Inc.	637	75,886
United States Steel Corp.	938	33,674
		244,653
Oil, Gas and Consumable Fuels — 12.0%
Antero Midstream Corp.	1,173	15,624
Antero Resources Corp.(1)	931	22,000
APA Corp.	924	33,264
Chesapeake Energy Corp.	406	32,606
Chord Energy Corp.	140	22,700
Civitas Resources, Inc.	329	22,599
Coterra Energy, Inc.	2,282	59,902
Devon Energy Corp.	1,939	87,197
Diamondback Energy, Inc.	581	89,712
EnLink Midstream LLC(1)	833	11,387
EQT Corp.	1,400	55,944
Hess Midstream LP, Class A	216	7,029
HF Sinclair Corp.	532	27,919
Magnolia Oil & Gas Corp., Class A	560	12,040
Marathon Oil Corp.	2,065	52,513
Matador Resources Co.	406	23,499
Murphy Oil Corp.	546	23,352
New Fortress Energy, Inc.	266	10,236
Ovintiv, Inc.	994	44,074
PBF Energy, Inc., Class A	427	18,959
Permian Resources Corp.	1,743	22,903
Range Resources Corp.	826	26,845
SM Energy Co.	462	17,302
Southwestern Energy Co.(1)	4,389	28,923
Targa Resources Corp.	686	62,049
Texas Pacific Land Corp.	22	36,783
		867,361
Passenger Airlines — 1.4%
Southwest Airlines Co.	1,925	49,222
United Airlines Holdings, Inc.(1)	1,267	49,920
		99,142
Pharmaceuticals — 0.9%
Jazz Pharmaceuticals PLC(1)	238	28,139
Viatris, Inc.	4,319	39,648
		67,787
Professional Services — 0.5%
Clarivate PLC(1)	966	7,496
Robert Half, Inc.	392	32,136
		39,632
Semiconductors and Semiconductor Equipment — 3.5%
Amkor Technology, Inc.	434	12,226
Enphase Energy, Inc.(1)	266	26,871
First Solar, Inc.(1)	301	47,492
ON Semiconductor Corp.(1)	1,547	110,347
Skyworks Solutions, Inc.	574	55,638
		252,574
Software — 1.1%
Manhattan Associates, Inc.(1)	224	49,963

Qualys, Inc.(1)	154	28,466
		78,429
Specialty Retail — 5.5%
Best Buy Co., Inc.	714	50,651
Burlington Stores, Inc.(1)	133	22,555
CarMax, Inc.(1)	602	38,492
Dick's Sporting Goods, Inc.	140	18,214
Five Below, Inc.(1)	133	25,065
Floor & Decor Holdings, Inc., Class A(1)	308	28,247
Gap, Inc.	917	18,404
Murphy USA, Inc.	84	31,042
Tractor Supply Co.	294	59,685
Ulta Beauty, Inc.(1)	112	47,711
Williams-Sonoma, Inc.	301	56,450
		396,516
Textiles, Apparel and Luxury Goods — 1.5%
Crocs, Inc.(1)	126	13,307
Deckers Outdoor Corp.(1)	91	60,421
Ralph Lauren Corp.	133	17,207
Tapestry, Inc.	483	15,297
		106,232
Trading Companies and Distributors — 2.2%
Applied Industrial Technologies, Inc.	147	23,530
MSC Industrial Direct Co., Inc., Class A	175	17,049
United Rentals, Inc.	252	119,957
		160,536
TOTAL COMMON STOCKS (Cost $7,089,189)		7,235,024
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $4,832)	4,832	4,832
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $7,094,021)		7,239,856
OTHER ASSETS AND LIABILITIES — 0.1%		7,101
TOTAL NET ASSETS — 100.0%		$7,246,957

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.